Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jul. 01, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 60,077		$ 50,426	$ 70,385	$ 37,763
Trade & other receivables	3,001		4,060
Financial assets at fair value through other comprehensive income	1,766		2,317
Other non-current assets	3,244		3,324
Financial assets, Total	68,088		60,127
Trade and other payables	19,478		13,060
Borrowings	86,951		81,286
Lease liabilities	8,821	$ 5,775	7,460
Contingent considerations	45,368		47,534
Financial liabilities, Total	160,618		141,880
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	19,478		13,060
Borrowings	86,951		81,286
Lease liabilities	8,821
Financial liabilities, Total	115,250		94,346
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent considerations	45,368		47,534
Financial liabilities, Total	45,368		47,534
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	60,077		50,426
Trade & other receivables	3,001		4,060
Other non-current assets	3,244		3,324
Financial assets, Total	66,322		57,810
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,766		2,317
Financial assets, Total	$ 1,766		$ 2,317